Mortgage Loans Held for Sale at Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Mortgage Loans Held for Sale at Fair Value
Summary of mortgage loans held for sale at fair value
	December 31,
	2013	2012
	(in thousands)
Government-insured or guaranteed	$482,066	$398,381
Conventional	45,005	50,003
Repurchased mortgage loans	3,933	—

	$531,004	$448,384

Fair value of mortgage loans pledged to secure mortgage loans sold under agreements to repurchase	$512,350	$438,850